Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2013	Jul. 18, 2013	Nov. 30, 2012
Document And Entity Information
Entity Registrant Name	WNS STUDIOS, INC.
Entity Central Index Key	0001510333
Document Type	S-1
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		4,500,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013

BALANCE SHEET (USD $)	Apr. 30, 2013	Apr. 30, 2012
Current Assets:
Cash and Cash Equivalents	$ 566	$ 767
Total Current Assets	566	767
Total Assets	566	767
Current Liabilities:
Accrued Liabilities	17,033	10,925
Total Current Liabilities	17,033	10,925
Long-Term Debt:
Note Payable Related Party	68,926	33,133
Total Liabilities	85,959	44,058
Stockholders' Deficiency:
Common Stock, $.0001 par value; 100,000,000 shares authorized, 4,500,000 shares issued and outstanding	450	450
Additional Paid-In Capital	810	810
Deficit Accumulated During the Development Stage	(86,653)	(44,551)
Total Stockholders' Deficiency	(85,393)	(43,291)
Total Liabilities and Stockholders' Deficiency	$ 566	$ 767

BALANCE SHEET (Parenthetical) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Stockholders' Deficiency:
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000
Preferred stock, Issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	100,000,000	100,000,000
Common stock, Issued	4,500,000	4,500,000
Common stock, outstanding	4,500,000	4,500,000

STATEMENT OF OPERATIONS (UNAUDITED) (USD $)	12 Months Ended		48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Statement Of Operations
Revenues:	$ 0		$ 0
Costs and Expenses:
Rent	3,000	5,700	25,500
Consulting Fees			9,670
Professional Fees	29,723	25,375	85,098
Other General and Administrative Expenses	6,122	1,977	12,573
Total Costs and Expenses	38,845	33,052	132,841
Loss from Operations	(38,845)	(33,052)	(132,841)
Other Income (Expense):
Extinguishment of Debt		(52,894)	(52,894)
Interest Expense	(3,257)	(1,598)	(6,706)
Total Other Income (Expense)	(3,257)	51,296	46,188
Net Income (Loss)	$ (42,102)	$ 18,244	$ (86,653)
Basic and Diluted Loss Per Share	$ (0.01)	$ 0
Weighted Average Common Shares Outstanding	4,500,000	4,500,000

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at May. 14, 2009
Common Stock Issued to Founder at $.0001 per share, May 15, 2009, Shares	3,600,000
Common Stock Issued to Founder at $.0001 per share, May 15, 2009, Amount	$ 360			$ 360
Common Stock Issued to Private Investors at $.001 per share, February 8, 2010, Shares	900,000
Common Stock Issued to Private Investors at $.001 per share, February 8, 2010, Amount	90	810		900
Net Income (Loss)			(29,955)	(29,955)
Ending Balance, Amount at Apr. 30, 2010	450	810	(29,955)	(28,695)
Ending Balance, Shares at Apr. 30, 2010	4,500,000
Net Income (Loss)			(32,840)	(32,840)
Ending Balance, Amount at Apr. 30, 2011	450	810	(62,795)	(61,535)
Ending Balance, Shares at Apr. 30, 2011	4,500,000
Net Income (Loss)			18,244	18,244
Ending Balance, Amount at Apr. 30, 2012	450	810	(44,551)	(43,291)
Ending Balance, Shares at Apr. 30, 2012				4,500,000
Net Income (Loss)			(42,102)	(42,102)
Ending Balance, Amount at Apr. 30, 2013	$ 450	$ 810	$ (86,653)	$ (85,393)
Ending Balance, Shares at Apr. 30, 2013	4,500,000			4,500,000

STATEMENT OF CASH FLOWS (UNAUDITED) (USD $)	12 Months Ended		48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Cash Flows from Operating Activities:
Net Income (Loss)	$ (42,102)	$ 18,244	$ (86,653)
Extinguishment of Debt		(52,894)	(52,894)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Increase (Decrease) in Accrued Liabilities	6,108	(12,551)	28,898
Net Cash Used in Operating Activities	(35,994)	(47,201)	(110,649)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds from Sale of Common Stock			1,260
Proceeds of Note Payable-Related Party	35,793	33,133	68,926
Proceeds from Note and Loans Payable		13,235	41,029
Net Cash Provided by Financing Activities	35,793	46,368	111,215
Increase (Decrease) in Cash	(201)	(833)	566
Cash and Cash Equivalents - Beginning of Period	767	1,600
Cash and Cash Equivalents - End of Period	566	767	566
Supplemental Cash Flow information:
Interest Paid
Income Taxes Paid
Supplemental disclosure of non cash financing activities: Memorialization of Loan Payable to Note Payable			$ 24,644

Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2013
Summary Of Significant Accounting Policies
NOTE 1 - Summary of Significant Accounting Policies

Organization

WNS Studios, Inc. (“the Company”) was incorporated on May 15, 2009 under the laws of the State of Nevada. The Company has not yet generated revenues from planned principal operations and is considered a development stage company. The Company intends to promote, sell and distribute films for studios. There is no assurance, however, that the Company will achieve its objectives or goals.

Cash and Cash Equivalents

The Company considers all highly-liquid investments purchased with a maturity of three months or less to be cash equivalents.

Revenue Recognition

For revenue from product sales, the Company will recognize revenue in accordance with Staff Accounting Bulletin No. 104, “Revenue Recognition” (SAB No. 104), which superseded Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (SAB No. 101). SAB No. 104 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgment regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded.

Advertising Costs

Advertising costs will be charged to operations when incurred. The Company did not incur any advertising costs during the period May 15, 2009 (inception) to April 30, 2013.

Income Taxes

The Company accounts for income taxes using the asset and liability method, the objective of which is to establish deferred tax assets and liabilities for the temporary differences between the financial reporting and the tax bases of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Income (Loss) Per Share

The computation of income (loss) per share is based on the weighted average number of common shares outstanding during the period presented. Diluted income (loss) per common share is the same as basic income (loss) per common share as there are no potentially dilutive securities outstanding (options and warrants).

Accounting Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

Research and Development

Research and development costs will be charged to expense as incurred. The Company did not incur any research and development costs during the period May 15, 2009 (inception) to April 30, 2013

Fair Value Measurements

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, or which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets of liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company’s financial instruments include cash and equivalents, accrued liabilities, and notes payable. Those items are determined to be Level 1 fair value measurements.

The carrying amounts of cash and cash equivalents and accrued liabilities approximates fair value because of the short maturity of these instruments. The recorded value of long-term debt approximates its fair value as the terms and rates approximate market rates.

Recent Accounting Pronouncements

Management does not believe there would have been a material effect on the accompanying financial statements had any recently issued, but not yet effective, accounting standards been adopted in the current period.

Going Concern	12 Months Ended
Apr. 30, 2013
Going Concern
NOTE 2 - Going Concern

The Company is a development stage company and has not commenced planned principal operations. The Company has no revenues and has incurred a net loss of $42,102 for the year ended April 30, 2013 and a net loss of $86,653 for the period May 15, 2009 (inception) to April 30, 2013. In addition, the Company has a working capital deficiency of $16,467 and stockholders' deficiency of $85,393 at April 30, 2013. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that they will not have a significant dilutive effect on the Company’s existing stockholders.

The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof. On November 1, 2011, the Company began borrowing funds from P&G Holdings LLC., an entity of which Moses Gross, the Company’s CEO, has a 33% ownership interest under the terms of a note whereby the borrowing cannot exceed $126,275. As of April 30, 2013 the Company has an outstanding balance of $68,926 (see Note 7). There can be no assurances that the Company will be able to raise the additional funds it requires.

Income Taxes	12 Months Ended
Apr. 30, 2013
Income Taxes
NOTE 3 - Income Taxes

At April 30, 2013, the Company had available a net-operating loss carry-forward of $86,653, which may be applied against future taxable income, if any, at various times through 2033. Certain significant changes in ownership of the Company may restrict the future utilization of these tax loss carry-forwards.

At April 30, 2013, the Company has a deferred tax asset of approximately $47,000 representing the benefit of its net operating loss carry-forward. The Company has not recognized the tax benefit because realization of the tax benefit is uncertain and thus a valuation allowance has been fully provided against the deferred tax asset. The difference between the Federal Statutory Rate of 34% with the combined state and local tax rate of 20% and the Company’s effective tax rate of 0% is due to an increase in the valuation allowance of approximately $23,000 for the year ended April 30, 2013.

Common Stock	12 Months Ended
Apr. 30, 2013
DisclosureCommonStockAbstract
NOTE 4 - Common Stock

On May 15, 2009 the Company issued 3,600,000 shares of common stock to its Founder for $360.

On February 8, 2010 the Company sold 900,000 shares of common stock to private investors at $.001 per share for gross proceeds of $900.

Preferred Stock	12 Months Ended
Apr. 30, 2013
Preferred Stock
NOTE 5 - Preferred Stock

The Company’s Board of Directors may, without further action by the Company’s stockholders, from time to time, direct the issuance of any authorized but unissued or unreserved shares of preferred stock in series and at the time of issuance, determine the rights, preferences and limitations of each series. The holders of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of the common stock. Furthermore, the board of directors could issue preferred stock with voting and other rights that could adversely affect the voting power of the holders of the common stock.

Note and Loans Payable	12 Months Ended
Apr. 30, 2013
Note And Loans Payable
NOTE 6 - Note and Loans Payable

During the period from May 15, 2009 (inception) through April 30, 2011 and the six months ended October 31, 2011, the Company borrowed $24,644 and $3,150 respectively, from Shmuel's Hatzacha Consulting, Inc., owned and operated by Shmuel Shneibalg (see Notes 8 and 9). These loans were payable on demand and bear interest at 6% per annum.

On October 1, 2010 loans payable aggregating $24,644 were memorialized as a demand promissory note. The note bears interest at 6% per annum. At April 30, 2011, accrued interest on this debt was $1,851.

On November 1, 2011 all amounts owed were discharged and agreements terminated pursuant to a general release agreement (see Note 11).

Note Payable - Related Party	12 Months Ended
Apr. 30, 2013
Note Payable - Related Party
NOTE 7 - Note Payable - Related Party

On November 1, 2011 the Company issued a promissory note to P&G Holding LLC, an entity that is 33% owned by Moses Gross, the Company’s CEO and significant stockholder. The note bears interest at 6% per annum and is due November 1, 2015. Under the terms of the note, the Company may borrow from P&G, from time to time, any amount in increments of up to $100,000, however that the aggregate principal amount outstanding under the note shall not exceed $126,275. As of April 30, 2013 and 2012, the total outstanding principal was $68,926 and $33,133 respectively and accrued interest on this note was $4,021 and $764 respectively.

Maturities of this debt are as follows:

April 30, 2014	$-
April 30, 2015	-
November 1, 2015	68,926

$68,926

Going Public Engagement	12 Months Ended
Apr. 30, 2013
Going Public Engagement
NOTE 8 - Going Public Engagement

On May 16 2009, the Company entered into a consulting agreement with Shmuel's Hatzlacha Consulting, Inc (“Hatzlacha”). The agreement called for a $9,000 fee to be paid. Such amount was charged to operations during the period ended April 30, 2010 and was included in accrued liabilities at April 30, 2011. The agreement also called for other fees, based on capital funds raised. The agreement was amended on October 1, 2010 to clarify certain terms in the original agreement. On November 1, 2011 this agreement was terminated and all amounts owed were discharged pursuant to a general release agreement (see Note 11).

Office Service Agreement	12 Months Ended
Apr. 30, 2013
Office Service Agreement
NOTE 9 - Office Service Agreement

On May 16, 2009, the Company entered into an office service agreement, calling for rent payments of $700 per month, on a month to month basis. This agreement was with SE Executive Suites, Inc. an entity owned and operated by Shmuel Shneibalg (see Notes 7 and 8). The agreement was personally guaranteed by the former CEO of the Company. Included in accrued liabilities was $16,100 at April 30, 2011, regarding amounts owed on this agreement. On November 1, 2011 this agreement was terminated and all amounts owed were discharged pursuant to a general release agreement (see Note 11).

Changes in Management and Ownership	12 Months Ended
Apr. 30, 2013
Changes In Management And Ownership
NOTE 10 - Changes in Management and Ownership

On November 14, 2011, the board appointed Moses Gross as an officer and a member of the board and elected Moses Gross as President and Chief Executive Officer.

On November 14, 2011 Yehoshua Lustig resigned from all his positions within the Company.

On November 14, 2011 David Leifer resigned from all his positions within the Company.

On November 14, 2011 Yehoshua Lustig sold 3,600,000 shares of common stock to Moses Gross for $3,600 in a private transaction.

Termination of Agreements	12 Months Ended
Apr. 30, 2013
Termination Of Agreements
NOTE 11 - Termination of Agreements

On November 14, 2011, pursuant to a general release agreement Shmuel Shneibalg and the Company terminated the Going Public agreement (see note 8) dated May 16, 2010 as amended as of October 1, 2010 , and the Office Service Agreement (See Note 9) dated May 16, 2010, and discharged all fees resulting from the agreements. Furthermore, outstanding loans and note payable totaling $41,029 and related accrued interest in the amount of $2,685 due to Hatzlacha were forgiven by Shmuel Shneibalg. Additionally the company owed Hatzlucha $9,000 (see note 8) and accrued telephone expense of $180 that were forgiven. Accordingly, the Company recorded $52,894 debt extinguishment for the year ended April 30, 2012.

Commitment and Contingencies	12 Months Ended
Apr. 30, 2013
Commitment And Contingencies
NOTE 12 - Commitments and Contingencies	On November 1, 2011, the Company entered into a two year lease agreement for office space, calling for rent payments of $250 per month.

Subsequent Events	12 Months Ended
Apr. 30, 2013
Subsequent Events
NOTE 13 - Subsequent Events

During the period May 1, 2013 to July 19, 2013 the Company borrowed an additional $7,478 from P&G Holdings, LLC, thereby increasing the principal amount owed to P&G Holdings, LLC to $76,404 (See Note 7).

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2013
Summary Of Significant Accounting Policies Policies
Organization

WNS Studios, Inc. (“the Company”) was incorporated on May 15, 2009 under the laws of the State of Nevada. The Company has not yet generated revenues from planned principal operations and is considered a development stage company. The Company intends to promote, sell and distribute films for studios. There is no assurance, however, that the Company will achieve its objectives or goals.

Cash and Cash Equivalents	The Company considers all highly-liquid investments purchased with a maturity of three months or less to be cash equivalents.
Revenue Recognition

For revenue from product sales, the Company will recognize revenue in accordance with Staff Accounting Bulletin No. 104, “Revenue Recognition” (SAB No. 104), which superseded Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (SAB No. 101). SAB No. 104 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgment regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded.

Advertising Costs	Advertising costs will be charged to operations when incurred. The Company did not incur any advertising costs during the period May 15, 2009 (inception) to April 30, 2013.
Income Taxes

The Company accounts for income taxes using the asset and liability method, the objective of which is to establish deferred tax assets and liabilities for the temporary differences between the financial reporting and the tax bases of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Income (Loss) Per Share

The computation of income (loss) per share is based on the weighted average number of common shares outstanding during the period presented. Diluted income (loss) per common share is the same as basic income (loss) per common share as there are no potentially dilutive securities outstanding (options and warrants).

Accounting Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

Research and Development	Research and development costs will be charged to expense as incurred. The Company did not incur any research and development costs during the period May 15, 2009 (inception) to April 30, 2013
Fair Value Measurements

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, or which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets of liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company’s financial instruments include cash and equivalents, accrued liabilities, and notes payable. Those items are determined to be Level 1 fair value measurements.

The carrying amounts of cash and cash equivalents and accrued liabilities approximates fair value because of the short maturity of these instruments. The recorded value of long-term debt approximates its fair value as the terms and rates approximate market rates.

Recent Accounting Pronouncements

Management does not believe there would have been a material effect on the accompanying financial statements had any recently issued, but not yet effective, accounting standards been adopted in the current period.

Note Payable - Related Party (Tables)	12 Months Ended
Apr. 30, 2013
Note Payable - Related Party Tables
Maturities of debt	Maturities of this debt are as follows:
April 30, 2014	$-
April 30, 2015	-
November 1, 2015	68,926

$68,926

Going Concern (Detail Narrativel) (USD $)	12 Months Ended				48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2013	Nov. 30, 2011 CEO [Member]
Revenues	$ 0				$ 0
Net Loss	42,102	(18,244)	32,840	29,955	86,653
Working capital deficit	16,467				16,467
Stockholders' Deficiency	(85,393)	(43,291)	(61,535)	(28,695)	(85,393)
Maximum borrowing capacity	126,275				126,275
Ownership interest						33.00%
Outstanding amout	$ 68,926	$ 33,133			$ 68,926

Income Taxes (Detail Narrative) (USD $)	12 Months Ended
Apr. 30, 2013
Income Taxes Detail Narrative
Net operating loss carry-forward	$ 86,653
Deferred tax asset	47,000
Federal Statutory Rate	34.00%
State and local tax rate	20.00%
Company's effective tax rate	0.00%
Valuation allowance	$ 23,000

Common Stock (Details Narrative) (USD $)	12 Months Ended		48 Months Ended		1 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	May 30, 2009 Founder [Member]	Feb. 28, 2009 Private Investors [Member]	Feb. 08, 2010 Private Investors [Member]
Common stock, Issued	4,500,000	4,500,000	4,500,000	3,600,000		900,000
Common Stock Value	$ 450	$ 450	$ 450	$ 360
Sale of stock price per share						$ 0.001
Gross proceeds			$ 1,260		$ 900

Note and Loans Payable (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		23 Months Ended	48 Months Ended
	Jul. 19, 2013	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2013
Note And Loans Payable Details Narrative
Borrowed Loan	$ 7,478	$ 3,150	$ 35,793	$ 33,133	$ 24,644	$ 68,926
Interest on loans			6.00%		6.00%	6.00%
Accrued interest			$ 2,685		$ 1,851	$ 2,685

Note Payable - Related Party (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Maturities of debt
Note Payable Related Party	$ 68,926	$ 33,133
April 30, 2014 Member
Maturities of debt
Note Payable Related Party
April 30, 2015 Member
Maturities of debt
Note Payable Related Party
November 1, 2015 Member
Maturities of debt
Note Payable Related Party	$ 68,926

Note Payable - Related Party (Details Narrative) (USD $)	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Note Payable - Related Party Details Narrative
Note bears interest rate	6.00%		6.00%
Accrued interest on notes	$ 4,021	$ 764
Note Payable Related Party	$ 68,926	$ 33,133

Going Public Engagement (Details Narrative) (USD $)	12 Months Ended
Apr. 30, 2010
Going Public Engagement Details Narrative
Agreement Fee paid	$ 9,000

Office Service Agreement (Details Narrative) (USD $)	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Office Service Agreement Details Narrative
Accrued liabilities	$ 17,033	$ 10,925	$ 16,100

Changes in Management and Ownership (Details Narrative) (Yehoshua Lustig, USD $)	Nov. 14, 2011
Yehoshua Lustig
Common stock Sold	3,600,000
Cash from common stock	$ 3,600

Termination of Agreements (Details Narrative) (USD $)	12 Months Ended		48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2011
Going Public Engagement Details Narrative
Loans and note payable	$ 41,029		$ 41,029
Accrued interest	2,685		2,685	1,851
Extinguishment of Debt		$ 52,894	$ 52,894

Commitment and Contingencies (Details Narrative) (USD $)	12 Months Ended
Apr. 30, 2013
Commitment And Contingencies Details Narrative
Rent payment per month	$ 250
lease agreement for office space	2 Years

Subsequent Events (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		23 Months Ended	48 Months Ended
	Jul. 19, 2013	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2013
Subsequent Events Details Narrative
Loan from related Party	$ 7,478	$ 3,150	$ 35,793	$ 33,133	$ 24,644	$ 68,926
Increased principal amount	$ 76,404